Schedule Of Fair Value Of Option Grants Estimated On The Date Of Grant (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Expected dividend yield	1.12%	0.00%	0.63%
Expected volatility	30.40%	31.59%	32.48%
Risk-free interest rate	0.67%	2.08%	2.48%
Expected option life	10 years	6 years 6 months	6 years 6 months